RELATED PARTY TRANSACTIONS (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Due from Related Parties	$ 26,511,454	$ 16,336,558
China Techenergy [Member]
Related Party Transaction [Line Items]
Due from Related Parties	23,391,167	14,850,375
Shenhua Information [Member]
Related Party Transaction [Line Items]
Due from Related Parties	2,157,094	1,183,660
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Due from Related Parties	352,119	297,622
Electric Motor [Member]
Related Party Transaction [Line Items]
Due from Related Parties	462	0
Zhejiang Sanxin [Member]
Related Party Transaction [Line Items]
Due from Related Parties	10,304	0
Hollysys Equipment [Member]
Related Party Transaction [Line Items]
Due from Related Parties	0	4,901
Ruixing [Member]
Related Party Transaction [Line Items]
Due from Related Parties	199,045	0
Swee Yong Chim [Member]
Related Party Transaction [Line Items]
Due from Related Parties	200,631	0
Yoon Fah Chim [Member]
Related Party Transaction [Line Items]
Due from Related Parties	$ 200,632	$ 0